SCHEDULE OF COMPANY AND SUBSIDIARIES (Details)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
New Century Logistics (BVI) Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	April 24, 2019
Place of incorporation	BVI
Principle activities	Investment holdings
Top Wise International Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	January 3, 2025
Place of incorporation	Hong Kong
Principle activities	Inactive
Percentage of effective ownership	100.00%
New Century Logistics Company Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	July 31, 2002
Place of incorporation	Hong Kong
Principle activities	Provision of freight forwarding and ancillary logistics services
Percentage of effective ownership	100.00%	100.00%
NCL USA Development Company Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	January 22, 2025
Place of incorporation	USA
Principle activities	Inactive
Percentage of effective ownership	100.00%
GLF Cargo Services Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	August 15, 2016
Place of incorporation	Hong Kong
Principle activities	Provision of consultancy services
Percentage of effective ownership	100.00%	100.00%
WinTec Transportation Company Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	June 28, 2005
Place of incorporation	Hong Kong
Principle activities	Provision of warehousing and distribution, X-ray, gate charge and palletization services
Percentage of effective ownership	100.00%	100.00%
Sky Prime Film Production Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	June 8, 2016
Place of incorporation	Hong Kong
Principle activities	Dormant
Percentage of effective ownership	100.00%
Easy Affinity Credit Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	December 21, 2015
Place of incorporation	Hong Kong
Principle activities	Inactive
Percentage of effective ownership	100.00%
NCEW Pay Connect Limited [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Date of incorporation	June 19, 2025
Place of incorporation	Hong Kong
Principle activities	Inactive
Percentage of effective ownership	51.00%